SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS                                         JULY   3,
1995

------------------------------------------------------------
-------------------

  3100 Breckenridge Blvd., Bldg 200
  Duluth, Georgia 30199-0062
  (800) 544-5445

  Smith Barney Appreciation Fund Inc. (the "Fund") is a mutual fund which seeks long-term appreciation of shareholders' capital through investments primarily in equity securities.

  This Prospectus sets forth concisely certain information about the Fund, including sales charges, distribution and service fees and expenses, that pro-spective investors will find helpful in making an investment decision. Invest-ors are encouraged to read this Prospectus carefully and retain it for future reference.

  Additional information about the Fund is contained in a Statement of Addi-tional Information dated July 3, 1995, as amended or supplemented from time to time, that is available upon request and without charge by calling or writing the Fund at the telephone number or address set forth above or by contacting an
Investments  Representative of PFS  Investments  Inc.  ("PFS
Investments"). The
Statement of Additional Information has been filed with the Securities and
Exchange Commission (the "SEC") and is incorporated by reference into this Pro-spectus in its entirety.

PFS DISTRIBUTORS
Distributor

SMITH BARNEY MUTUAL FUNDS MANAGEMENT
INC. Investment Adviser and
Administrator

THESE  SECURITIES HAVE NOT BEEN APPROVED OR  DISAPPROVED
BY THE SECURITIES AND
EXCHANGE  COMMISSION OR ANY STATE SECURITIES COMMISSION
NOR HAS THE SECURITIES
AND  EXCHANGE COMMISSION OR ANY STATE SECURITIES
COMMISSION PASSED UPON THE
ACCURACY  OR ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS
A CRIMINAL OFFENSE.

SMITH BARNEY
Appreciation Fund Inc.
TABLE OF CONTENTS

PROSPECTUS SUMMARY                              3
------------------------------------------------FINANCIAL
HIGHLIGHTS                                      9
------------------------------------------------INVESTMENT
OBJECTIVE AND MANAGEMENT POLICIES              12
------------------------------------------------VALUATION
OF SHARES                                      15
------------------------------------------------DIVIDENDS,
DISTRIBUTIONS AND TAXES                        15
-------------------------------------------------
PURCHASE OF SHARES                             17
-------------------------------------------------
EXCHANGE PRIVILEGE                             23
------------------------------------------------REDEMPTION
OF SHARES                                      24
-------------------------------------------------
MINIMUM ACCOUNT SIZE                           26
------------------------------------------------
PERFORMANCE                                    27
------------------------------------------------MANAGEMENT
OF THE FUND                                    27
------------------------------------------------
DISTRIBUTOR                                    29
------------------------------------------------ADDITIONAL
INFORMATION                                    30
-------------------------------------------------


    No person has been authorized to give any information
or to
make  any representations in connection with this offering
other
than  those contained in this Prospectus and, if given  or
made,
such  other  information or representations  must  not  be
relied upon
 as   having  been  authorized  by  the  Company  or   the
distributor. This
 Prospectus does not constitute an offer by the Fund or the distributor to sell or a solicitation of an offer to buy any of
the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer or solicitation in such jurisdiction.

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY

The following summary is qualified in its entirety by detailed information appearing elsewhere in this Prospectus and in the Statement of Additional
Information. Cross references in this summary are to headings in the Prospec-tus. See "Table of Contents."

INVESTMENT OBJECTIVE The Fund is an open-end, diversified management investment company whose sole investment objective is to seek long-term appreciation of shareholders' capital through investments primarily in equity securities. See
"Investment Objective and Management Policies."

ALTERNATIVE  PURCHASE  ARRANGEMENTS  The  Fund  offers
two classes of shares ("Clas-
ses")   to  investors  purchasing  through  PFS
Investments Representatives designed
to  provide  them  with  the  flexibility  of  selecting
an investment best suited to
their  needs--the two classes of shares available are:
Class A                                        shares and
Class
B shares. In addition to Class A and Class B shares, the
Fund offers Class C
and Class Y shares to investors purchasing through Smith Barney Inc. ("Smith
Barney"), a distributor of the Fund. Those shares have different sales charges and other expenses than Class A and Class B shares which may affect perfor-mance.

Class A Shares. Class A shares are sold at net asset value
plus an initial
sales  charge  of up to 5.00% and are subject to  an
annual service fee of 0.25%
of  the  average daily net assets of the Class. The
initial sales charge may be
reduced or waived for certain purchases. Purchases of
Class A                                        shares,
which
when  combined with current holdings of Class A shares
equal or exceed $500,000
in  the  aggregate, will be made at net asset value with
no initial sales charge,
but  will  be subject to a contingent deferred sales
charge ("CDSC") of 1.00% on
redemptions   made  within  12  months  of   purchase.
See "Prospectus Summary--Reduced
or No Initial Sales Charge."

 Class B Shares. Class B shares are offered at net asset value subject to a maximum CDSC of 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. This CDSC may be waived for certain redemp-tions. Class B shares bear an annual service fee of 0.25% and an annual distri-bution fee of 0.75% of the average daily net assets of the Class. The Class B shares' distribution fee may cause that Class to have higher expenses and pay lower dividends than Class A shares.

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


 Class B Shares Conversion Feature. Class B shares will convert automatically to Class A shares, based on relative net asset value, eight years after the date of the original purchase. Upon conversion, these shares will no longer be subject to an annual distribution fee. In addition, a certain portion of Class
B shares that have been acquired through the reinvestment of dividends and dis-tributions ("Class B Dividend Shares") will be converted at that time. See
"Purchase of Shares--Deferred Sales Charge Alternatives."

 In deciding which Class of Fund shares to purchase, investors should consider the following factors, as well as any other relevant facts and circumstances:

Intended Holding Period. The decision as to which Class of shares is more beneficial to an investor depends on the amount and intended length of his or her investment. Shareholders who are planning to establish a program of regular investment may wish to consider Class A shares; as the investment accumulates shareholders may qualify for reduced sales charges and the shares are subject to lower ongoing expenses over the term of the investment. As an alternative,
Class B shares are sold without any initial sales charge so the entire purchase price is immediately invested in the Fund. Any investment return on these addi-tional invested amounts may partially or wholly offset the higher annual expenses of this Class. Because the Fund's future return cannot be predicted, however, there can be no assurance that this would be the case.

 Reduced  or  No Initial Sales Charge. The  initial  sales
charge on Class A
shares  may  be waived for certain eligible purchasers,
and the entire purchase
price will be immediately invested in the Fund. In
addition, Class A share pur-
chases, which when combined with current holdings of Class
A shares equal or
exceed $500,000 in the aggregate, will be made at net
asset value with no ini-
tial sales charge, but will be subject to a CDSC of 1.00%
on redemptions made
within   12  months  of  purchase.  The  $500,000
aggregate investment may be met by
adding  the purchase to the net asset value of all  Class
A shares held in funds
sponsored by Smith Barney listed under "Exchange
Privilege."
Class A share pur-
chases may also be eligible for a reduced initial sales charge. See "Purchase of Shares". Because the ongoing expenses of Class A shares may be lower than those for Class B shares, purchasers eligible to purchase Class A shares at net asset value or at a reduced sales charge should consider doing so.

 PFS Investments Representatives may receive different compensation for sell-ing each Class of shares. Investors should understand that the purpose of the

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

CDSC on the Class B shares is the same as that of the initial sales charge on the Class A shares.

 See "Purchase of Shares" and "Management of the Fund" for a complete descrip-tion of the sales charges and service and distribution fees for each Class of shares and "Valuation of Shares," "Dividends, Distributions and Taxes" and "Ex-change Privilege" for other differences between the Classes of shares.

PURCHASE OF SHARES Shares may be purchased through PFS Distributors ("PFS"), a distributor of the Fund. See "Purchase of Shares."

INVESTMENT MINIMUMS Investors in Class A and Class B shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an individual retirement account ("IRA") or a SelfEmployed Retirement
Plan. The initial investment amount will be waived for accounts establishing a
Systematic Investment Plan. Subsequent investments of at least $50 may be made for both Classes. For participants in retirement plans qualified under Section
403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), the minimum initial and subsequent investment requirement for both Classes is $25.
The minimum initial and subsequent investment requirement for both Classes through the Systematic Investment Plan described below is $50. See "Purchase of
Shares."

SYSTEMATIC INVESTMENT PLAN The Fund offers shareholders a Systematic Investment
Plan under which they may authorize the automatic placement of a purchase order each month or quarter for Fund shares in an amount of at least $50. See "Pur-chase of Shares."

REDEMPTION OF SHARES Shares may be redeemed on each day the New York Stock
Exchange,  Inc. ("NYSE") is open for business. See
"Purchase of Shares" and "Re-
demption of Shares."

MANAGEMENT  OF THE FUND Smith Barney Mutual Funds
Management Inc. (the "Manag-
er")  serves  as the Fund's investment adviser. The
Manager provides investment
advisory and management services to investment companies affiliated with Smith
Barney. The Manager is a wholly owned subsidiary of Smith Barney Holdings Inc.
("Holdings"). Holdings is a wholly owned subsidiary of Travelers Group Inc.
("Travelers"), a diversified financial services holding company engaged, through its subsidiaries, principally in four business

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)

segments:  Investment Services, Consumer  Finance
Services, Life Insurance Serv-
ices and Property & Casualty Insurance Services. The
Manager also serves as the
Fund's administrator. See "Management of the Fund."

EXCHANGE PRIVILEGE Shares of a Class may be exchanged for shares of the same
Class  of  certain  other funds of the Smith  Barney
Mutual Funds at the respective
net asset values next determined, plus any applicable sales charge differen-tial. See "Exchange Privilege."

VALUATION OF SHARES Net asset value of the Fund for the prior day generally is quoted daily in the financial section of most newspapers and is also available from PFS Shareholder Services (the "Sub-Transfer
Agent"). See "Valuation of
Shares."

DIVIDENDS AND DISTRIBUTIONS Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid annually. See "Dividends, Distributions and Taxes."

REINVESTMENT OF DIVIDENDS Dividends and distributions paid on shares of a Class will be reinvested automatically, unless otherwise specified by an investor, in additional shares of the same Class at current net asset value. Shares acquired by dividend and distribution reinvestments will not be subject to any sales charge or CDSC. Class B shares acquired through dividend and distribution reinvestments will become eligible for conversion to Class
A shares on a pro-
rata basis. See "Dividends, Distributions and Taxes."

RISK  FACTORS  AND SPECIAL CONSIDERATIONS There  can  be
no assurance that the
Fund's  investment objective will be achieved. The value
of the Fund's
investments will fluctuate in response to changes in
market and economic
conditions, as well as the financial condition and
prospects of issuers in
which  the  Fund  invests. The Fund may  invest  in
foreign securities though
management intends to limit such investments to 10%  of
the Fund's assets.
Foreign  investments may include additional risks
associated with currency
exchange  rates,  less complete financial information
about individual companies,
less   market  liquidity  and  political  instability.
See "Investment Objective and
Management Policies."

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


THE FUND'S EXPENSES The following expense table lists the costs and estimated expenses that an investor will incur either directly or indirectly as a shareholder of the Fund, based on the maximum sales charge or maximum CDSC that may be incurred at the time of purchase or redemption:


CLASS A CLASS B ------------------------------------------
----------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales charge imposed on purchases
     (as     a     percentage     of     offering
price) 5.00%   None
 Maximum  CDSC  (as  a  percentage  of  original  cost  or
redemption
     proceeds,        whichever        is         lower)
None*   5.00%
----------------------------------------------------------
------------------
ANNUAL FUND OPERATING EXPENSES
 (as a percentage of offering price)
                       Management
Fees 0.62%   0.62%
                         12b-1
Fees** 0.25%   1.00%
                        Other
Expenses 0.15%   0.18% -----------------------------------
-----------------------------------------
TOTAL            FUND           OPERATING
EXPENSES
1.02%   1.80% --------------------------------------------
--------------------------------

* Purchases of Class A shares, which when combined with current holdings of
    Class A shares offered with a sales charge, equal or exceed $500,000 in the aggregate, will be made at net asset value with no sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months.

** Upon conversion of Class B shares to Class A shares, such shares will no longer be subject to a distribution fee.

The sales charge and CDSC set forth in the above table are the maximum charges imposed on purchases or redemptions of Fund shares and investors may actually pay lower or no charges, depending on the amount purchased and, in the case of Class B and certain Class A shares, the length of time the shares are held. See "Purchase of Shares" and "Redemption of Shares." PFS receives an annual 12b-1 service fee of 0.25% of the value of average daily net assets of
Class A shares. With respect to Class B shares, PFS receives an annual 12b-1 fee of 1.00% of the value of average daily net assets of that Class, consisting of a 0.25% service fee and a 0.75% distribution fee.
"Other
expenses" in the
above table include fees for shareholder services, custodial fees, legal and accounting fees, printing costs and registration fees.

SMITH BARNEY
Appreciation Fund Inc.

PROSPECTUS SUMMARY (CONTINUED)


  EXAMPLE

The following example is intended to assist an investor in
understanding the
various  costs  that  an  investor in  the  Fund  will
bear directly or indirectly.
The  example  assumes  payment  by  the  Fund  of
operating expenses at the levels set
forth   in  the  table  above.  See  "Purchase  of
Shares," "Redemption of Shares" and
"Management of the Fund."

                                              1 YEAR 3
YEARS 5                                       YEARS 10
YEARS*
----------------------------------------------------------
-------------------
An investor would pay the following expenses
on a $1,000 investment, assuming (1) 5.00% annual return
and (2) redemption at the end of each time period:
  Class A                                       $60
$81
$104     $169
  Class B                                        68
87
107      191 ---------------------------------------------
--------------------------------
An investor would pay the following expenses
on the same investment, assuming the same
annual return and no redemption:
  Class A                                       $60
$81
$104     $169
  Class B                                        18
57
97      191 ----------------------------------------------
-------------------------------

* Ten-year figures assume conversion of Class B shares to
Class A shares at the
  end of the eighth year following the date of purchase.

 The  example  also provides a means for the  investor  to
compare expense levels
of   funds  with  different  fee  structures  over
varying investment periods. To
facilitate such comparison, all funds are required to utilize a 5.00% annual return assumption. However, the Fund's actual return will vary and may be greater or less than 5.00%. THIS EXAMPLE SHOULD NOT
BE CONSIDERED A REPRESENTA-
TION  OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY
BE GREATER OR LESS THAN
THOSE SHOWN ABOVE.

SMITH BARNEY
Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS


 The  following information has been audited by Coopers  &
Lybrand L.L.P., inde-
pendent accountants, whose report thereon appears in the Fund's Annual Report.
The information set out below should be read in conjunction with the financial statements and related notes that also appear in the Fund's
Annual Report dated
December 31, 1994, which is incorporated by reference into the Statement of
Additional Information.

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

YEAR ENDED:               12/31/94    12/31/93#
12/31/92** 12/31/91 12/31/90
----------------------------------------------------------
---------------------------
NET ASSET VALUE, BEGIN-
NING OF YEAR                 $11.01       $10.66
$10.26 $8.30        $8.66
----------------------------------------------------------
---------------------------
INCOME FROM INVESTMENT
OPERATIONS:
      Net investment income         0.16         0.15
                           0.18
0.18        0.23
 Net realized and
   unrealized
   gain/(loss) on
 investments                (0.24)        0.72        0.46
2.05       (0.26) ----------------------------------------
---------------------------------------------
TOTAL FROM INVESTMENT
OPERATIONS                  (0.08)        0.87        0.64
2.23       (0.03) ----------------------------------------
---------------------------------------------
LESS DISTRIBUTIONS:
 Distributions from net
      investment    income            (0.18)
(0.16) (0.15)  (0.20)      (0.25)
 Distributions from cap-
      ital    gains                   (0.60)
(0.36) (0.09)  (0.07)      (0.08)
----------------------------------------------------------
---------------------------
TOTAL     DISTRIBUTIONS              (0.78)
(0.52) (0.24)  (0.27)      (0.33)
----------------------------------------------------------
---------------------------
NET ASSET VALUE, END OF
  YEAR                       $10.15       $11.01
$10.66
$10.26       $8.30
----------------------------------------------------------
---------------------------
TOTAL     RETURN+                    (0.77)%
8.13% 6.29%      26.94%      (0.27)% ---------------------
----------------------------------------------------------
------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
 (in 000's)            $1,689,268   $1,579,248  $1,712,411
$1,752,884  $1,103,293
 Ratio of expenses to
      average   net   assets            1.02%
1.03%
0.88%       0.80%       0.80%
 Ratio of net income to
      average   net   assets            1.61%
1.35% 1.58%       2.20%       2.90% ----------------------
----------------------------------------------------------
-----
PORTFOLIO    TURNOVER   RATE             52%
52%
21%         19%         30%
----------------------------------------------------------
---------------------------

**All  shares  in existence prior to November 6,  1992
were designated as Class A
 shares.
+ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
# Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed income method did not accord with results of opera-
   tions.

SMITH BARNEY
Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS A SHARE OUTSTANDING THROUGHOUT EACH YEAR:

YEAR  ENDED:               12/31/89*   12/31/88*
12/31/87* 12/31/86*  12/31/85* ---------------------------
---------------------------------------------------
NET ASSET VALUE, BEGIN-
NING  OF  YEAR                  $7.04      $6.49
$6.54 $5.82      $4.45 -----------------------------------
-------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
  Net  investment income         0.18       0.18
0.14
0.12       0.12
 Net realized and
   unrealized
   gain/(loss) on
    investments                  1.90       0.69
0.32
1.01       1.38 ------------------------------------------
------------------------------------
TOTAL FROM INVESTMENT
   OPERATIONS                    2.08       0.87
0.46
1.13       1.50 ------------------------------------------
------------------------------------
LESS DISTRIBUTIONS:
 Distributions from net
    investment  income          (0.24)    (0.19)
(0.26) --                              (0.04)
 Distributions from cap-
    ital  gains                 (0.22)    (0.13)
(0.25) (0.41)     (0.09) ---------------------------------
---------------------------------------------
TOTAL  DISTRIBUTIONS           (0.46)     (0.32)
(0.51) (0.41)     (0.13) ---------------------------------
---------------------------------------------
NET ASSET VALUE, END OF
 YEAR                         $8.66      $7.04       $6.49
$6.54      $5.82 -----------------------------------------
-------------------------------------
TOTAL  RETURN+                 29.55%     13.45%
6.95% 19.93%     34.38% ----------------------------------
--------------------------------------------
RATIOS TO AVERAGE NET
  ASSETS/SUPPLEMENTAL
  DATA:
 Net assets, end of year
    (in  000's)             $1,000,433  $491,397
$431,092 $315,804   $179,186
 Ratio of expenses to
    average  net assets          0.90%     0.90%
0.90%
1.00%      1.00%
 Ratio of net income to
    average  net assets          3.20%     2.70%
2.20%
2.10%      2.40% -----------------------------------------
-------------------------------------
PORTFOLIO  TURNOVER RATE          24%        25%
26%
30%        62% -------------------------------------------
-----------------------------------

* Per share data and shares outstanding data adjusted for 4-
for-1 stock split
  which occurred on August 7, 1989.
+ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.

SMITH BARNEY
Appreciation Fund Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A CLASS B SHARE OUTSTANDING THROUGHOUT EACH YEAR:


PERIOD

ENDED
YEAR     ENDED:
12/31/94
12/31/93#   12/31/92*#
----------------------------------------------------------
-------------------
NET   ASSET  VALUE,  BEGINNING  OF  YEAR
$11.00
$10.65      $10.55
----------------------------------------------------------
-------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net   investment   income
0.13
0.06        0.01
 Net realized and unrealized gain/(loss) on
       investments
(0.29)
0.73        0.34
----------------------------------------------------------
-------------------
TOTAL   FROM   INVESTMENT  OPERATIONS
(0.16)
0.79        0.35
----------------------------------------------------------
-------------------
LESS DISTRIBUTIONS:
   Distributions  from  net  investment  income
(0.10)
(0.08)      (0.16)
   Distributions  from  capital  gains
(0.60)
(0.36)      (0.09)
----------------------------------------------------------
-------------------
TOTAL     DISTRIBUTIONS
(0.70)
(0.44)      (0.25)
----------------------------------------------------------
-------------------
NET   ASSET  VALUE,  END  OF  YEAR
$10.14
$11.00      $10.65
----------------------------------------------------------
-------------------
TOTAL     RETURN++
1.53%
7.38%       3.28%
----------------------------------------------------------
-------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
  DATA:
Net  assets,  end  of  year  (in  000's)          $761,000
$1,285,966  $1,122,249
  Ratio  of  expenses  to average  net  assets
1.80%
1.83%       1.82%+
  Ratio  of  net  income to average  net  assets
0.83%
0.56%       0.64%+
----------------------------------------------------------
-------------------
PORTFOLIO   TURNOVER   RATE
52%
52%         21%
----------------------------------------------------------
-------------------

*The Fund commenced offering Class B shares on November 6,
1992.
 +Annualized.
++ Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charge.
# Per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this year since use of the undistributed income method did not accord with results of opera-
   tions.

SMITH BARNEY
Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

    The   Fund's  sole  investment  objective  is  long-
term appreciation of sharehold-
ers'   capital  through  investments  primarily  in
equity securities. This invest-
ment objective may not be changed without the approval of the holders of a majority of the Fund's outstanding shares. There can be no assurance that the
Fund's investment objective will be achieved.

 The Fund attempts to achieve its investment objective  by
investing primarily
in equity securities (consisting of common stocks,
preferred stocks, warrants,
rights and securities convertible into common stocks)
which are believed to
afford attractive opportunities for investment
appreciation. The core holdings
of  the  Fund  are blue chip companies that are dominant
in their industries. At
the  same  time, the Fund may hold securities  of
companies with prospects of sus-
tained  earnings  growth and/or companies  with  a
cyclical earnings record if it
is felt these offer attractive investment opportunities.
For example, the Fund
may invest in the securities of companies whose earnings
are expected to
increase,  companies whose securities prices are lower
than are believed justi-
fied  in  relation  to their underlying  assets  or
earning power, or companies in
which  changes are anticipated that would result in
improved operations or prof-
itability. Typically, the Fund invests in middle- and
largersized companies,
though  it does invest in smaller companies whose
securities may reasonably be
expected  to appreciate. The Fund's investments  are
spread broadly among differ-
ent  industries.  The Fund may hold issues traded  over-the
counter as well as
those listed on one or more national exchanges, and the
Fund may make invest-
ments  in  foreign securities though management  intends
to limit such investments
to  10%  of  the Fund's assets. In analyzing securities
for investment, the Man-
ager considers many different factors, including past
growth records, manage-
ment capability, future earnings prospects and
technological innovation, as
well  as  general  market  and economic  factors  which
can
influence the price of
securities.  While the Manager considers dividend
potential in selecting invest-
ments,  current  income for distribution to shareholders
is secondary to the
Fund's    principal    objective   of   long-term
capital appreciation. The value of the
Fund's investments, and thus the net asset value of the Fund's shares, will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Fund invests.

Under normal market conditions, the majority of the Fund's portfolio consists of common stocks, but it also may contain other equity securities as described above, as well as short-term money market instruments for cash management pur-poses. When the Manager believes that market conditions warrant,

SMITH BARNEY
Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

the Fund may adopt a temporary defensive investment
posture, and invest in debt
obligations  or  increase  investment  in  short-term
money market instruments, and
may engage in repurchase agreement transactions with
respect to the securities
it   is   authorized  to  hold  (as  described  below
under "Investments and Strate-
gies").

 Further information about the Fund's investment policies, including a list of those restrictions on its investment activities that cannot be changed without shareholder approval, appears in the Statement of Additional Information.

  INVESTMENTS AND STRATEGIES
 LENDING  OF PORTFOLIO SECURITIES. From time to time,  the
Fund may lend its
portfolio securities to brokers, dealers and other
financial organizations.
These  loans  may  not exceed 33 1/3% of  the  Fund's
total assets taken at value.
Loans   of  portfolio  securities  by  the  Fund   will
be collateralized by cash, let-
ters   of  credit  or  obligations  of  the  United
States government or its agencies
and  instrumentalities ("U.S. government securities")
which are maintained at
all times in an amount equal to at least 100% of the
current market value of
the  loaned securities. By lending its portfolio
securities, the Fund will seek
to  generate income by continuing to receive interest on
the loaned securities,
by  investing the cash collateral in short-term
instruments or by obtaining
yield in the form of interest paid by the borrower when
U.S. government securi-
ties  are used as collateral. The risks in lending
portfolio securities, as with
other  extensions  of  secured credit, consist  of
possible delays in receiving
additional  collateral or in the recovery of the
securities or possible loss of
rights   in   the   collateral  should  the  borrower
fail financially. Loans will be
made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

 SHORT-TERM  INVESTMENTS. As noted  above,  the  Fund  may
invest in short-term
money   market   instruments,  such  as:   U.S.
government securities; certificates of
deposit, time deposits and bankers' acceptances issued by domestic banks (in-cluding their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan asso-ciations and similar institutions; high grade commercial paper; and repurchase agreements with respect to such instruments.

REPURCHASE AGREEMENTS. The Fund will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the

SMITH BARNEY
Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the Fund would acquire an underlying obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrange-ment results in a fixed rate of return that is not subject to market fluctua-tions during the Fund's holding period. Further information on repurchase agreements and the risks associated with such investments appears in the State-ment of Additional Information.
   PORTFOLIO TRANSACTIONS AND TURNOVER. Portfolio securities transactions on behalf of the Fund are placed by the Manager with a number of brokers and deal-ers, including Smith Barney. Smith Barney has advised the Fund that in transac-tions with the Fund, Smith Barney charges a commission rate at least as favora-ble as the rate that Smith Barney charges its comparable unaffiliated customers in similar transactions.

   The Fund generally does not engage in short-term trading but intends to pur-chase securities for long-term capital appreciation. While the Fund's portfolio rate has in the past exceeded 100%, the Fund's annual portfolio turnover rate is not expected to exceed 100%.

   FOREIGN SECURITIES. The Fund may invest in securities  of
non-U.S. issuers in
the  form of American Depositary Receipts ("ADRs"), European
Depositary Receipts
("EDRs") or similar securities representing interests in the common stock of
foreign  issuers.  Management intends to  limit  the  Fund's investment in these
types  of  securities, together with other types of  foreign securities, to 10% of
the  Fund's net assets. ADRs are receipts, typically  issued by a U.S. bank or
trust company, which evidence ownership of underlying securities issued by a
foreign  corporation.  EDRs are receipts  issued  in  Europe which evidence a simi-
lar  ownership  arrangement. Generally, ADRs, in  registered form, are designed
for use in the U.S. securities markets and EDRs are designed for use in Euro-
pean  securities markets. The underlying securities are  not always denominated
in   the  same  currency  as  the  ADRs  or  EDRs.  Although
investment in the form of
ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

   Investments in foreign securities incur higher costs than investments in U.S.
securities, including higher costs in making securities transactions as well as

SMITH BARNEY
Appreciation Fund Inc.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES (CONTINUED)

foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with cur-rency exchange rates, less complete financial information about individual com-panies, less market liquidity and political instability.

VALUATION OF SHARES


 The Fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the Fund's net assets attributable to each Class by the total number of shares of the Class outstanding.

 Generally,  the Fund's investments are valued  at  market
value or, in the
absence of a market value with respect to any securities,
at fair value as
determined by or under the direction of the Fund's Board
of Directors. Short-
term  investments that mature in 60 days or less are
valued at amortized cost
whenever  the  Fund's  Board  of Directors  determines
that amortized cost is the
fair   value   of  those  instruments.  Further
information regarding the Fund's valu-
ation policies is contained in the Statement of Additional Information.

DIVIDENDS, DISTRIBUTIONS AND TAXES


 DIVIDENDS AND DISTRIBUTIONS

 The Fund's policy is to distribute substantially all of its net investment income (that is, its income other than its net realized capital gains) and net realized capital gains, if any, once a year, normally at the end of the year in which earned or at the beginning of the next year.

 If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same
Class at net asset value, subject to no sales charge or CDSC. In order to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gains, the Fund may make an additional distribution, shortly before December 31 in each year, of any undistributed ordinary income or capital gains and expects to pay any other dividends and distributions necessary to avoid the application of this tax.

SMITH BARNEY
Appreciation Fund Inc.
DIVIDENDS, DISTRIBUTIONS AND TAXES (CONTINUED)


 The per share dividends on Class B shares of the Fund may
be lower than the
per  share  dividends  on Class A shares  principally  as
a result of the distribu-
tion   fee  applicable  with  respect  to  Class  B
shares. Distributions of capital
gains, if any, will be in the same amount for Class A and Class B shares.

 TAXES

 The Fund has qualified and intends to continue to qualify
as a "regulated
investment  company" under the Code. To  qualify,  the
Fund must first meet cer-
tain  tests, including the distribution of at least  90%
of its investment com-
pany taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net longterm capital loss-
es).

    Dividends   paid   from   net  investment   income
and distributions of net realized
short-term  capital  gains are taxable  to  shareholders
as ordinary income,
regardless  of  how long shareholders have held  their
Fund shares and whether
such  dividends and distributions are received  in  cash
or reinvested in addi-
tional  Fund shares. Distributions of net realized long-
term capital gains will
be  taxable  to  shareholders as  long-term  capital
gains, regardless of how long
shareholders   have  held  Fund  shares  and  whether
such distributions are received
in cash or are reinvested in additional Fund shares. Furthermore, as a general rule, a shareholder's gain or loss on a sale or redemption of Fund shares will be a long-term capital gain or loss if the shareholder has held the shares for more than one year and will be a short-term capital gain or loss if the share-holder has held the shares for one year or less. Some of the Fund's dividends declared from net investment income may qualify for the Federal dividends-received deduction for corporations.

 Statements as to the tax status of each shareholder's dividends and distribu-tions are mailed annually. Each shareholder also will receive, if appropriate, various written notices after the close of the Fund's prior taxable year as to the Federal income tax status of his or her dividends and distributions which were received from the Fund during the Fund's prior taxable year. Shareholders should consult their own tax advisors about the status of the Fund's dividends and distributions for state and local tax liabilities.

SMITH BARNEY
Appreciation Fund Inc.

PURCHASE OF SHARES


 GENERAL

 The Fund offers two Classes of shares to investors purchasing through PFS
Investments Representatives. Class A shares are sold to investors with an ini-tial sales charge and Class B shares are sold without an initial sales charge but are subject to a CDSC payable upon certain redemptions. See "Prospectus
Summary--Alternative Purchase Arrangements" for a discussion of factors to con-sider in selecting which Class of shares to purchase.

 Initial purchases of Fund shares must be made through a PFS Investments Rep-resentative by completing the appropriate application found in the prospectus.
The completed application should be forwarded to the SubTransfer Agent, 3100
Breckinridge  Blvd.,  Bldg 200, Duluth, Georgia  30199-
0062. Checks drawn on for-
eign banks must be payable in U.S. dollars and have the routing number of the
U.S. bank encoded on the check. Subsequent investments may be sent directly to the Sub-Transfer Agent.

 Investors in Class A and Class B shares may open an account by making an ini-tial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan in the Fund. The initial investment amount will be waived for accounts establishing a Systematic
Investment Plan. Subsequent
investments  of at least $50 may be made for  both
Classes. For participants in
retirement plans qualified under Section 403(b)(7) of the Code, the minimum initial and subsequent investment requirement for both Classes in the Fund is $25. For the Fund's Systematic Investment Plan, the minimum initial and subse-quent investment requirement for both Classes is $50.
There are no minimum
investment requirements for Class A shares for employees of Travelers and its subsidiaries, including Smith Barney, Directors of the Fund and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the Sub-Transfer Agent. Share certificates are issued only upon a sharehold-er's written request to the Sub-Transfer Agent.

 Purchase orders received by the Sub-Transfer Agent prior to the close of reg-ular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date").

SMITH BARNEY
Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 SYSTEMATIC INVESTMENT PLAN

 Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan. Under the
Systematic Investment Plan, the Sub-Transfer Agent is authorized through preau-thorized transfers of $50 or more to charge the regular bank account or other financial institution indicated by the shareholder on a monthly or quarterly basis to provide systematic additions to the shareholder's Fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by PFS or the Sub-Transfer Agent.
 INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES
 The sales charges applicable to purchases of Class A shares of the Fund are as follows:

                                SALES CHARGE AS ----------
                              --------------------
DEALERS'
                                 %    OF             %
OF REALLOWANCE AS % OF
 AMOUNT  OF  INVESTMENT   OFFERING PRICE  AMOUNT  INVESTED
OFFERING PRICE -------------------------------------------
-------------------------------
    Less   than   $  25,000           5.00%
5.26%
4.50%
    $   25,000   -   49,999            4.00
4.17
3.60
       50,000   -    99,999            3.50
3.63
3.15
      100,000   -   249,999            3.00
3.09 2.70
      250,000   -   499,999            2.00
2.04 1.80
     500,000   -   and   over            *
* * ------------------------------------------------------
--------------------

*  PURCHASES  OF  CLASS A SHARES, WHICH WHEN  COMBINED
WITH
CURRENT HOLDINGS OF
CLASS A SHARES OFFERED WITH A SALES CHARGE EQUAL OR EXCEED
$500,000 IN THE
 AGGREGATE,  WILL BE MADE AT NET ASSET VALUE  WITHOUT  ANY
INITIAL SALES CHARGE,
BUT WILL BE SUBJECT TO A CDSC OF 1.00% ON REDEMPTIONS MADE
WITHIN 12 MONTHS
OF PURCHASE. THE CDSC ON CLASS A SHARES IS PAYABLE TO PFS,
WHICH, IN TURN,
    PAYS  PFS  INVESTMENTS  TO  COMPENSATE  ITS
INVESTMENTS REPRESENTATIVES WHOSE
 CLIENTS MAKE PURCHASES OF $500,000 OR MORE. THE  CDSC  IS
WAIVED IN THE SAME
 CIRCUMSTANCES  IN WHICH THE CDSC APPLICABLE  TO  CLASS  B
SHARES IS WAIVED. SEE
 "DEFERRED  SALES  CHARGE ALTERNATIVES"  AND  "WAIVERS  OF
CDSC."

 The reduced sales charges shown above apply to the aggregate of purchases of
Class A shares of the Fund made at one time by "any person," which includes an individual, his or her spouse and children, or a trustee or other fiduciary of a single trust estate or single fiduciary account.
The
reduced sales charge
minimums may also be met by aggregating the purchase with the net asset value of all Class A shares offered with a sales charge held in funds sponsored by
Smith Barney that are offered with a sales charge listed under "Exchange Privi-lege."

SMITH BARNEY
Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)


 INITIAL SALES CHARGE WAIVERS

Purchases of Class A shares may be made at net asset value
without a sales
charge in the following circumstances: (a) sales of Class
A shares to Directors
of the Fund and employees of Travelers and its
subsidiaries, or the spouses and
children of such persons (including the surviving spouse
of a deceased Director
or  employee, and retired Directors or employees), or
sales
to any trust, pen-
sion,  profit-sharing or other benefit plan for such
persons provided such sales
are  made  upon  the  assurance of the  purchaser  that
the purchase is made for
investment  purposes  and that the securities  will  not
be resold except through
redemption  or repurchase; (b) offers of Class A  shares
to any other investment
company  in connection with the combination of such
company with the Fund by
merger, acquisition of assets or otherwise; (c)
shareholders who have redeemed
Class  A  shares in the Fund (or Class A shares  of
another fund in the Smith Bar-
ney  Mutual Funds that are offered with a sales charge
equal to or greater than
the  maximum  sales  charge of the Fund)  and  who  wish
to reinvest their redemption
proceeds  in  the  Fund, provided the reinvestment  is
made within 60 calendar days
of  the  redemption;  (d)  accounts  managed  by
registered investment advisory sub-
sidiaries   of   Travelers;  and  (e)  sales   through
PFS Investments Representatives
where the amounts invested represent the redemption
proceeds from investment
companies  distributed by an entity other than PFS,  on
the condition that (i)
the  redemption has occurred no more than 60 days  prior
to the purchase of the
shares, (ii) the shareholder paid an initial sales charge
on such redeemed
shares and (iii) the shares redeemed were not subject  to
a deferred sales
charge.    PFS   Investments   may   pay   its
Investments Representatives an amount equal to 0.40% of the amount invested if the purchase represents redemption proceeds from an investment company distributed by an entity other than PFS. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

 VOLUME DISCOUNTS

The  "Amount of Investment" referred to in the sales
charge table set forth
above  under  "Initial  Sales  Charge  Alternative--Class
A Shares" includes the
purchase  of  Class A shares in the Fund and of other
funds sponsored by Smith
Barney  that  are offered with a sales charge  listed
under "Exchange Privilege."A
person   eligible  for  a  volume  discount   includes:
an individual; members of a
family unit comprising a husband, wife and minor children;
a trustee or other

SMITH BARNEY
Appreciation Fund Inc.
PURCHASE OF SHARES (CONTINUED)
fiduciary   purchasing  for  a  single   fiduciary
account including pension, profit-
sharing and other employee benefit trusts qualified under Section 401(a) of the
Code, or multiple custodial accounts where more than one beneficiary is involved if purchases are made by salary reduction and/or payroll deductionfor qualified and nonqualified accounts and transmitted by a common employer enti-ty. Employer entity for payroll deduction accounts may include trade and craft associations and any other similar organizations.

 LETTER OF INTENT

A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating the investments over a 13-month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes purchases of all
Class A shares of the Fund and other funds of the Smith Barney Mutual Funds that are offered with a sales charge listed under "Exchange Privilege" over a
13-month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13-month period starting up to 90 days before the date of execu-tion of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the differ-ence between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

 DEFERRED SALES CHARGE ALTERNATIVES

 "CDSC Shares" are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the Fund. A CDSC, however, may be imposed on certain redemptions of these shares. "CDSC Shares" are: (a) Class
B shares, and (b)
Class A shares which, when combined with Class A shares offered with a sales charge currently held by an investor, equal or exceed $500,000 in the aggregate.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a

SMITH BARNEY
Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

CDSC to the extent that the value of such shares represents: (a) capital appre-ciation of Fund assets; (b) reinvestment of dividends or capital gain distribu-tions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class A shares that are CDSC
Shares, shares redeemed more than 12 months after their purchase.

Class A shares that are CDSC Shares are subject to a 1.00%
CDSC if redeemed
within 12 months of purchase. In circumstances in which the CDSC is imposed on
Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a pur-chase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Smith Barney state-ment month. The following table sets forth the rates of the charge for redemp-tions of Class B shares by shareholders.

     YEAR SINCE PURCHASE
     PAYMENT WAS MADE      CDSC --------------------------
------
     First                 5.00%
     Second                4.00
     Third                 3.00
     Fourth                2.00
     Fifth                 1.00
     Sixth                 0.00
     Seventh               0.00
     Eighth                0.00
--------------------------------

 Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fee. There will also be converted at that time such propor-tion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B
Dividend Shares) owned by the
shareholder.

 In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gains distribu-tions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially

SMITH BARNEY
Appreciation Fund Inc.

PURCHASE OF SHARES (CONTINUED)

acquired in one of the other Smith Barney Mutual Funds, and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds.
For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption.
The amount of any CDSC will be paid to PFS.

 To  provide an example, assume an investor purchased  100
Class B shares at $10
per share for a cost of $1,000. Subsequently the investor acquired 5 additional shares through dividend reinvestment. During the fifteenth month after the pur-chase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appre-ciation ($200) and the value of the reinvested dividend shares ($60). There-fore, $240 of the $500 redemption proceeds ($500-$260) would be charged at a rate of 4% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

 WAIVERS OF CDSC

 The  CDSC will be waived on: (a) exchanges (see "Exchange
Privilege"); (b)
automatic cash withdrawals in amounts equal to or less
than 1.00% per month of
the  value  of  the shareholder's shares  at  the  time
the withdrawal plan commences
(see   "Redemption  of  Shares--Automatic  Cash
Withdrawal Plan"); (c) redemption of
shares within 12 months following the death or disability
of the shareholder;
(d)  redemption of shares made in connection with
qualified distributions from
retirement plans or IRAs upon the attainment of age 59
1/2; (e) involuntary
redemptions, and (f) redemption of shares in connection
with a    combination of
the  Fund with any investment company by merger,
acquisition of assets or other-
wise.  In  addition, a shareholder who has  redeemed
shares from other funds of
the   Smith   Barney   Mutual  Funds  may,   under
certain circumstances, reinvest all or
part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

 CDSC waivers will be granted subject to confirmation by PFS of the sharehold-er's status or holdings, as the case may be.

SMITH BARNEY
Appreciation Fund Inc.

EXCHANGE PRIVILEGE


 Except as otherwise noted below, shares of each Class may be exchanged at the net asset value next determined for shares of the same
Class in the following
funds of the Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made and a sales charge dif-ferential may apply.

  FUND NAME:

  Smith Barney Growth Opportunity Fund Smith Barney

  Investment Grade Bond Fund

Class  A Exchanges. Class A shares of Smith Barney Mutual
Funds sold without a
sales charge or with a maximum sales charge of less than the maximum charged by other Smith Barney Mutual Funds will be subject to the appropriate "sales charge differential" upon the exchange of their shares for Class A shares of a fund sold with a higher sales charge. The "sales charge differential" is lim-ited to a percentage rate no greater than the excess of the sales charge rate applicable to purchases of shares of the mutual fund being acquired in the exchange over the sales charge rate(s) actually paid on the mutual fund shares relinquished in the exchange and on any predecessor of those shares. For pur-poses of the exchange privilege, shares obtained through automatic reinvestment of dividends and capital gains distributions are treated as having paid the same sales charges applicable to the shares on which the dividends or distribu-tions were paid; however, if no sales charge was imposed upon the initial pur-chase of the shares, any shares obtained through automatic reinvestment will be subject to a sales charge differential upon exchange.

 Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any of the funds imposing a higher CDSC than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new
Class B shares will be
deemed to have been purchased on the same date as the Class B shares of the
Fund that have been exchanged.

 Additional Information Regarding the Exchange  Privilege.
Although the
exchange   privilege  is  an  important  benefit,
excessive exchange transactions can

SMITH BARNEY
Appreciation Fund Inc.

EXCHANGE PRIVILEGE (CONTINUED)

be   detrimental   to   the  Fund's  performance   and
its shareholders. The Manager may
determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Manager will notify PFS and PFS may, at its discretion, decide to limit additional pur-chases and/or exchanges by the shareholder. Upon such a determination by the
Fund, PFS will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15-day period the shareholder will be required to (a) redeem his or her shares in the
Fund or (b) remain invested in the Fund or exchange into any of the Smith Bar-ney Mutual Funds listed under "Exchange Privilege," which position the share-holder would be expected to maintain for a significant period of time. All rel-evant factors will be considered in determining what constitutes an abusive pattern of exchanges.

 Exchanges  will be processed at the net asset value  next
determined, plus any
applicable  sales charge differential. Redemption
procedures discussed below are
also applicable for exchanging shares, and exchanges will
be made upon receipt
of  all  supporting documents in proper form. If the
account registration of the
shares  of  the  fund  being acquired is  identical  to
the registration of the
shares  of  the  fund exchanged, no signature  guarantee
is required. A capital
gain  or  loss  for tax purposes will be realized  upon
the exchange, depending
upon  the  cost  or  other basis of shares redeemed.
Before exchanging shares,
investors should read the current prospectus describing
the shares to be
acquired.   The  Fund  reserves  the  right  to  modify
or discontinue exchange privi-
leges upon 60 days' prior notice to shareholders.

REDEMPTION OF SHARES


 Shareholders  may redeem for cash some or  all  of  their
shares of the Fund at
any  time  by  sending  a  written request  in  proper
form directly to the Sub-Trans-
fer  Agent,  PFS Shareholder Services, at 3100
Breckinridge Blvd., Bldg. 200,
Duluth,   Georgia   30199-0062.  Shareholders   who,
after reviewing the information
below, have questions on how to redeem their accounts
should contact the Sub-
Transfer   Agent   at  (800)  544-5445  or  Spanish-
speaking representatives at (800)
544-7278 or TDD Line for the Hearing Impaired at (800)
8241721.

 As described under "Purchase of Shares," redemptions of Class B shares are subject to a contingent deferred sales charge.

SMITH BARNEY
Appreciation Fund Inc.

REDEMPTION OF SHARES (CONTINUED)


 The  request for redemption must be signed by all persons
in whose names the
shares  are  registered. Signatures must conform exactly
to the account registra-
tion.  If the proceeds of the redemption exceed $50,000,
or if the proceeds are
not to be paid to the record owner(s) at the record
address, if the sharehold-
er(s)  has had an address change in the past 45 days, or
if the shareholder(s)
is  a  corporation, sole proprietor, partnership,  trust
or fiduciary, signa-
ture(s) must be guaranteed by one of the following:  a
bank or trust company; a
broker-dealer;   a  credit  union;  a  national
securities exchange, registered secu-
rities association or clearing agency; a savings and loan association; or a federal savings bank.

 Generally, a properly completed Redemption Form with  any
required signature
guarantee is all that is required for a redemption. In
some cases, however,
other  documents may be necessary. For example, in the
case of shareholders
holding certificates, the certificates for the shares
being redeemed must
accompany  the  redemption request.  Additional
documentary evidence of authority
is   required  by  the  Sub-Transfer  Agent  in  the
event redemption is requested by a
corporation, partnership, trust, fiduciary, executor or administrator. Addi-tionally, if a shareholder requests a redemption from a Retirement Plan account
(IRA, SEP or 403(b)(7) ), such request must state whether or not federal income tax is to be withheld from the proceeds of the redemption check.

 A shareholder may utilize the Sub-Transfer Agent's FAX to
redeem his or her
account   as  long  as  a  signature  guarantee   or
other documentary evidence is not
required.  Redemption requests should be properly signed
by all owners of the
account  and faxed to the Sub-Transfer Agent at  (800)
5542374. Facsimile
redemptions  may not be available if the shareholder
cannot reach the Sub-Trans-
fer  Agent  by FAX, whether because all telephone lines
are busy or for any other
reason;  in such case, a shareholder would have to  use
the Fund's regular
redemption  procedure described above. Facsimile
redemptions received by the
Sub-Transfer  Agent prior to 4:00 p.m.  Eastern  time  on
a regular business day
will   be  processed  at  the  net  asset  value  per
share determined that day.

 In all cases, the redemption price is the net asset value per share of the
Fund next determined after the request for redemption is received in proper form by the Sub-Transfer Agent. Payment for shares redeemed will be made by check mailed within three days after acceptance by the SubTransfer Agent of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the rules of the SEC. If the shares to be redeemed have been recently purchased by check or draft, the Sub-Transfer Agent may hold the payment of the proceeds until the

SMITH BARNEY
Appreciation Fund Inc.

REDEMPTION OF SHARES (CONTINUED)

purchase check or draft has cleared, usually a period of up to 15 days. Any taxable gain or loss will be recognized by the shareholder upon redemption of shares.

 After following the above-stated redemption guidelines, a shareholder may elect to have the redemption proceeds wire-transferred directly to the share-holder' bank account of record (defined as a currently established pre-autho-rized draft on the shareholder's account with no changes within the previous 45 days), as long as the bank account is registered in the same name(s) as the account with the Fund. If the proceeds are not to be wired to the bank account of record, or mailed to the registered owner, a signature guarantee will be required from all shareholders. A $25 service fee will be charged by the Sub-
Transfer Agent to help defray the administrative expense of executing a wire redemption. Redemption proceeds will normally be wired to the designated bank account on the next business day following the redemption, and should ordinar-ily be credited to the shareholder's bank account by his/her bank within 48 to
72 hours.

 AUTOMATIC CASH WITHDRAWAL PLAN

 The Fund offers shareholders an automatic cash withdrawal
plan, under which
shareholders who own shares with a value of at least
$10,000 may elect to
receive  periodic cash payments of at least $50  monthly
or quarterly. Retirement
plan  accounts  are eligible for automatic  cash
withdrawal plans only where the
shareholder  is eligible to receive qualified
distributions and has an account
value  of  at  least  $5,000. The withdrawal  plan  will
be
carried over on exchanges
between  funds  or Classes of the Fund. Any applicable
CDSC will not be waived on
amounts  withdrawn by a shareholder that  exceed  1.00%
per month of the value of
the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. For further information regarding the automatic cash withdrawal plan, shareholders should contact the Sub-Transfer Agent.

MINIMUM ACCOUNT SIZE


The Fund reserves the right to involuntarily liquidate any
shareholder's
account in the Fund if the aggregate net asset value of
the shares held in the
Fund  account is less than $500. (If a shareholder has
more than one account in
this  Fund,  each  account must satisfy the minimum
account size). The Fund, how-
ever,   will  not  redeem  shares  based  solely  on
market reductions in net asset
value. Before the Fund exercises such right, shareholders will receive written

SMITH BARNEY
Appreciation Fund Inc.

MINIMUM ACCOUNT SIZE

notice and will be permitted 60 days to bring accounts up to the minimum to avoid automatic redemption.

PERFORMANCE


 From  time to time the Fund may include its total return,
average annual total
return  and current dividend return in advertisements
and/or other types of
sales literature. These figures are computed separately
for Class A and Class B
shares  of  the Fund. These figures are based on
historical earnings and are not
intended  to  indicate future performance. Total  return
is computed for a speci-
fied  period of time assuming deduction of the maximum
sales charge, if any,
from  the  initial amount invested and reinvestment  of
all income dividends and
capital  gain  distributions on the  reinvestment  dates
at prices calculated as
stated  in this Prospectus, then dividing the value  of
the investment at the end
of  the  period so calculated by the initial amount
invested and subtracting
100%.   The   standard  average  annual  total  return,
as prescribed by the SEC, is
derived  from this total return, which provides  the
ending redeemable value.
Such   standard  total  return  information  may   also
be accompanied with nonstandard
total  return information for differing periods computed
in the same manner but
without annualizing the total return or taking sales
charges into account. The
Fund  calculates current dividend return for each  Class
by annualizing the most
recent  monthly distribution and dividing by the  net
asset value or the maximum
public  offering price (including sales charge) on the
last day of the period
for  which current dividend return is presented. The
current dividend return for
each  Class may vary from time to time depending  on
market conditions, the com-
position of its investment portfolio and operating
expenses. These factors and
possible  differences  in the methods  used  in
calculating current dividend return
should  be considered when comparing a Class' current
return to yields published
for   other   investment  companies  and  other
investment vehicles. The Fund may also
include  comparative performance information in
advertising or marketing its
shares.  Such performance information may include data
from Lipper Analytical
Services,  Inc. and other financial publications.  The
Fund will include perfor-
mance   data  for  Class  A  and  Class  B  shares  in
any advertisement or information
including performance data of the Fund.

MANAGEMENT OF THE FUND


 BOARD OF DIRECTORS

 Overall responsibility for management and supervision of the Fund rests with the Fund's Board of Directors. The Directors approve all significant agreements

SMITH BARNEY
Appreciation Fund Inc.

MANAGEMENT OF THE FUND (CONTINUED)

between the Fund and the companies that furnish services
to the Fund, including
agreements   with   its  distributor,  investment
adviser, custodian and transfer
agent. The day-to-day operations of the Fund are delegated to the Fund's investment adviser. The Statement of Additional
Information contains background
information regarding each Director and executive officer of the Fund.

 MANAGER -- SBMFM

 The  Manager, located at 388 Greenwich Street, New  York,
New York 10013,
serves as the Fund's investment adviser and manages the dayto-day operations of the Fund pursuant to a management agreement entered into by the Manager and the Fund. The Manager, which is a registered investment adviser, has (through its predecessors) been in the investment counseling business since 1940 and renders investment advice to investment companies that had aggregate assets under management as of January 31, 1995, in excess of $51.9 billion.

 Subject  to the supervision and direction of  the  Fund's
Board of Directors,
the  Manager manages the Fund's portfolio in accordance
with the Fund's stated
investment   objective   and  policies,   makes
investment decisions for the Fund,
places orders to purchase and sell securities and employs professional portfo-lio managers and securities analysts who provide research services to the Fund.

 Investment advisory fees are computed daily and paid monthly at the following annual rates of the Fund's average daily net assets 0.55% up to $250 million;
0.513%  of  the next $250 million; 0.476% of the  next
$500 million; 0.439% of the
next $1 billion; 0.402% of the next $1 billion, and 0.365% of the net assets in excess of $3 billion. For the fiscal year ended December
31, 1994, the Fund
paid investment advisory fees equal to 0.45% of the value of its net assets.

 PORTFOLIO MANAGEMENT

 Harry D. Cohen, Vice President and Investment Officer of the Fund, is primar-ily responsible for management of the Fund's assets.
Mr. Cohen has served in
this capacity since January 1979, and manages the day-to-day operations of the
Fund including making all investment decisions.

 Management's discussion and analysis, and additional performance information regarding the Fund during the fiscal year ended December
31, 1994 are

SMITH BARNEY
Appreciation Fund Inc.

MANAGEMENT OF THE FUND (CONTINUED)

included  in  the Annual Report dated December 31,  1994.
A copy of the Annual
Report may be obtained upon request and without charge from the Sub-Transfer
Agent or by writing or calling the Fund at the address or phone number listed on page one of this Prospectus.

 ADMINISTRATOR

 The Manager also serves as the Fund's administrator and oversees all aspects of the Fund's administration and operation.
Administration fees are computed
daily and paid monthly at the following annual rates of the Fund's average daily net assets: 0.20% up to $250 million; 0.187% of the next $250 million;
0.174%  of  the  next $500 million; 0.161% of  the  next
$1 billion; 0.148% of the
next billion; and 0.135% of net assets in excess of $3 billion. For the fiscal year ended December 31, 1994, the Fund paid administration fees equal to 0.17% of the value of the average daily net assets of the Fund.


DISTRIBUTOR


 PFS  is  located at 3100 Breckenridge Boulevard,  Duluth,
Georgia 30199-0001.
PFS   distributes  shares  of  the  Fund  as   a
principal underwriter and as such con-
ducts  a  continuous offering pursuant to a  "best
efforts" arrangement requiring
PFS  to take and pay for only such securities as may be
sold to the public. Pur-
suant  to  a plan of distribution adopted by the Fund
under Rule 12b-1 under the
1940  Act  (the "Plan"), PFS is paid an annual  service
fee with respect to Class
A and Class B shares of the Fund at the annual rate of
0.25% of the average
daily  net assets of the respective Class. PFS is also
paid an annual distribu-
tion  fee with respect to Class B shares at the annual
rate of 0.75% of the
average daily net assets attributable to that Class. Class
B shares that auto-
matically  convert to Class A shares eight years  after
the date of original pur-
chase  will no longer be subject to distribution  fees.
The fees are paid to PFS
which,  in turn, pays PFS Investments to pay its
Investments Representatives for
servicing shareholder accounts and, in the case of  Class
B shares, to cover
expenses  primarily intended to result in the sale of
those shares. These
expenses include: advertising expenses; the cost of
printing and mailing pro-
spectuses  to potential investors; payments to and
expenses of Investments Rep-
resentatives and other persons who provide support
services in connection with
the   distribution  of  shares;  interest  and/or
carrying charges; and indirect and
overhead costs of PFS

SMITH BARNEY
Appreciation Fund Inc.

DISTRIBUTOR (CONTINUED)

Investments associated with the sale of Fund shares, including lease, utility, communications and sales promotion expenses.

 The  payments  to  PFS  Investments  Representatives  for
selling shares of a Class
include a commission or fee paid by the investor or  PFS
at the time of sale and
a  continuing fee for servicing shareholder accounts for
as
long as a share-
holder  remains  a  holder of that  Class.  PFS
Investments Representatives may
receive   different  levels  of  compensation  for
selling different Classes.

 PFS  Investments may be deemed to be an  underwriter  for
purposes of the Secu-
rities Act of 1933. From time to time, PFS or its
affiliates may also pay for
certain   non-cash   sales  incentives   provided   to
PFS
Investments Representatives.
Such incentives do not have any effect on the net amount invested. In addition to the reallowances from the applicable public offering price described above,
PFS may, from time to time, pay or allow additional reallowances or promotional incentives, in the form of cash or other compensation to PFS Investments Repre-sentatives that sell shares of the Fund.

 Payments under the Plan are not tied exclusively to the distribution and shareholder service expenses actually incurred by PFS and the payments may exceed distribution expenses actually incurred. The
Fund's Board of Directors
will evaluate the appropriateness of the Plan and its payment terms on a con-tinuing basis and in so doing will consider all relevant factors, including expenses borne by PFS, amounts received under the Plan and proceeds of the
CDSC.

ADDITIONAL INFORMATION


 The Fund was organized as a Maryland corporation pursuant to Articles of
Incorporation dated September 2, 1969, as amended from time to time, and is registered with the SEC as a diversified open-end management investment compa-ny. The Fund offers to investors purchasing through PFS shares of common stock currently classified into two Classes, A and B. Each
Class
represents an iden-
tical interest in the Fund's investment portfolio. As a result, the Classes have the same rights, privileges and preferences, except with respect to: (a) the designation of each Class; (b) the effect of the respective sales charges for each Class; (c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each

SMITH BARNEY
Appreciation Fund Inc.

ADDITIONAL INFORMATION (CONTINUED)

Class; and (g) the conversion feature of the Class B shares. The Fund's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the two Classes. The
Directors, on an ongoing
basis, will consider whether any such conflicts exists and, if so, take appro-priate action.

 PNC  Bank,  National  Association, located  at  17th  and
Chestnut Streets, Phila-
delphia, Pennsylvania 19103 serves as custodian of the Fund's investments.

 The  Shareholder  Services  Group,  Inc.  is  located  at
Exchange Place, Boston,
Massachusetts 02109, and serves as the Fund's transfer agent.

 PFS  Shareholder Services is located at 3100 Breckenridge
Blvd., Bldg. 200,
Duluth,  Georgia  30199-0062 and serves as the  Fund's
SubTransfer Agent.

 The Fund does not hold annual shareholder meetings. There
normally will be no
meeting   of  shareholders  for  the  purpose  of
electing Directors unless and until
such time as less than a majority of the Directors holding office have been elected by shareholders. The Directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the Fund's outstanding shares and the Fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each Class will have one vote for each full share owned and a proportionate, fractional vote for any fractional share held of that Class.
Generally, shares of the Fund will be voted on a Fund-wide basis on all matters except matters affecting only the interests of one Class of shares.

 The Fund sends its shareholders a semi-annual report  and
an audited annual
report,  each  of  which includes a list of  the
investment securities held by the
Fund  at  the end of the reporting period. In an  effort
to reduce the Fund's
printing  and  mailing costs, the Fund plans to
consolidate the mailing of its
semi-annual   and   annual  reports   by   household.
This consolidation means that a
household   having  multiple  accounts  with  the
identical address of record will
receive a single copy of each report. In addition, the
Fund plans to consoli-
date  the  mailing of its Prospectuses so that a
shareholder having multiple
accounts   (i.e.,   individual,  IRA  and/or   Self-
Employed Retirement Plan accounts)
will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact the Fund's Sub-Transfer
Agent.

----------------------------------------------------------
---------------------





     Smith Barney
     Appreciation
     Fund Inc.

     3100 Breckenridge Blvd, Bldg 200
     Duluth, Georgia 30199-0062

     FDXXXX XX

Smith Barney Additional New Account Options
This Form Must be Accompanied by a New Account Application
Client Services 1-800-544-5445
1. Account Information
Owner(s) name:                Owner(s) Social Security
Number:        ___

2. Systematic Exchange
You may automatically exchange shares from certain Smith Barney Fund for shares in another Smith Barney Fund of the same series on a regular schedule. The accounts must have identical registrations. Exchange must be for a minimum of $50. You may incur an additional sales charge when moving shares from a fund with a lower charge to a fund with a higher charge. Please see the prospectus for details on possible tax consequences.
Frequency (select one):    q Monthly  q Quarterly
   Beginning on Month __________ Day __________ Year
__________     Exchange into the:
                    (1-28)              (Name of fund)
     Amount to be exchanged each period:  o
$___________ or  o  Shares  ____________   Account No.:
                                   (If established)
3. Dividend and Capital Gain Distributions Option
Dividend and capital gain distributions are always reinvested at net asset value (no sales charge) unless otherwise indicated below. Dividend and capital gain distributions for retirement plan accounts must be reinvested.
I/We wish to designate my/our distribution option as
checked below:
q      Invest dividends and capital gains into (same series)
     Smith Barney Account
Number:_______________________________________
Pay cash for:
q  Dividends          q  Capital gains         q  Dividend
and
capital gain distributions
     Mail check:
     q To me (us for joint accounts) as identified on my/our account registration.
    q  To the payee and address indicated to the right.




4. Systematic Withdrawal Plan (SWP)
You may automatically sell shares at net asset value from
your Smith Barney account on a regular basis. You may
designate either a set dollar amount or a set number of
shares. To establish this service, your account must have
a minimum value of $5,000 or $10,000 depending on the
Fund. You may establish a SWP Distribution on a retirement
plan account only if you have obtained the age of 59 1/2
and indicated whether you elected to have 10% Federal
Income Tax withheld from your SWP Distributions. Please
call Client Services at the above toll-free number for
further information. Should you need assistance in
calculating your payment, please contact one of our
Retirement Plan Specialists at the above toll-free number.
Your SWP Distribution will start on the day indicated
below. You may choose any day between 1-28. Your check
will usually be mailed within two business days from the
date your distribution is processed, but in no event later
than three days.
Frequency (select one):
q Monthly      q Quarterly        q Semi-Annually      q
Annually
Amount to be redeemed:
q $ ___________________      or      q shares
___________________
Begin SWP Distribution on:
____________/____________/____________

(Month)            (Day 1-28)              (Year)
Payment Method - Mail SWP check:
q To me (us for joint accounts) as identified on my/our
account registration.
q To the following payee and address:
_______________________________________________________
     (Name)
_______________________________________________________
     (Name)
_______________________________________________________
     (Address)
_______________________________________________________
     (City)    (State)   (Zip)
16084     10.95

Smith Barney
Individual Retirement Account Adoption Agreement
Client Services 1-800-544-5445
Please print clearly. Mail completed application to: PFS
Investments Inc., Custodian, c/o PFS Investments Inc.,
3100 Breckinridge Blvd., Bldg 200, Duluth, GA 30199-0025.
The owner named below hereby establishes an Individual
Retirement Account ("IRA") by executing this Adoption
Agreement and herein agrees to the provisions of the Custodial Account Agreement (make check payable to PFS
Shareholder Services).
1. Type of Account Registration
Please check the appropriate box indicating how you would like the account registered.

o Contributory o Non-Contributory  o SEP     o SAR/SEP o
Minor IRA
Name                    Social Security Number
Birth Date
If client is a minor, please print parent or guardian name: 2. Address

Street or P.O. Box

City, State, Zip
(________)
Daytime Telephone Number
3. Annual Custodian Fee Payment
The custodian fee is an annual fee to maintain your retirement plan account. Your annual custodian fee will be directly deducted from your account at the end of each year. If you prefer to prepay this year's fee, please check the box below and include the fee amount in the "Total Amount Enclosed" area in Section 4. There is only one fee assessed per person.
o Pre-pay first year $20.00 Annual Fee
4.   Investment Section
Tell us how much you want to invest and in what Fund(s).
Contribution Type

 Prior Year  IRA
Jan 1- April 15 (14)

Current Year IRA (03)

60-Day Rollover (11)

Salary Reduction
(SAR/SEP only) (35)

Prior Year Employer
Contribution (SEP Only) (31)

Current Year Employer
Contribution (SEP only) (30)

PAC AMOUNT ($50 min.)
Smith Barney Offered at A and B Pricing
Class of Share - Must Select Only One
A Shares
(front-end sales
charge)
B Shares
(contingent deferred sales
charge)
Fund Name and Number

     Growth         Investment
     Opportunity    Appreciation   Grade Bond
(700) (710)     (730)
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
     $__________________________
$__________________________   $__________________________
Total Amount Enclosed: $___________________   Total PAC
Amount: $____________    _______        Please Indicate
PAC Start Date:  Month__________Day__________
Year__________

(minimum $50 per PAC)
(1-28)
To establish a PAC, you must attach a voided check in the space provided on the reverse side of this application.
This check must be from the bank account that you wish us to draft. When selecting the PAC Option, your IRA contributions will be coded as current year purchases.
Additionally, if you are establishing a SEP account, your PAC contributions will be coded as current year employer purchases. When executing a transfer of assets into Smith
Barney, attach a completed Transfer Form. If your transfer represents the initial investment into this account, please do not complete Section 4.
5. PAC Automatic Increase Option
If you would like to increase your PAC on a regular basis, please indicate the dollar amount or percentage and the interval that you would like between increases.
Note: Maximum monthly amount for a contributory IRA is $166.66 and $1,875.00 for employer contribution to a SEP.

PAC:     o Quarterly     o Semi-Annually     o Annually
Beginning on:  Month ____________ Day _____________ Year
_____________
                                                        (1
28)
Please check only 1 box below:
o Amount of Increase:    o $10.00  o $25.00  o $50.00  o
Other ____________                Percentage of Increase:
o
10% o  25% o 50%  o Other _____________
16084     10.95
6.   Primerica Life Directed Investment
If you have elected a Primerica Life/National Benefit
Life T2000 or Eagle 15 Insurance Policy and wish to
have PFS Shareholder Services begin drafting the amount
of your premium reduction in the 13th month from your
bank account, please indicate below your policy number
(if known), or the social security number of the
policyholder and the month/year you submitted the
application.
o T-2000  o Eagle-15
Primerica Life/National Benefit Life Policy Number:
_______________________________________________________
__
                                (Policy Number/Social
Security Number)

Policy Submitted    (month/year)
7. Related Account Information
Do you have other Smith Barney accounts?

o Yes     o No

If so, please indicate the account number(s) or social security number of the primary owner.

Acct #         Acct #

Acct #         Acct #
8. Letter of Intent/Reduced Sales Charge
If this purchase qualifies for a reduced sales charge due to the accumulated value in any related account(s) for any Smith Barney Fund sold through PFS Investments Inc., or if you would like to establish a Letter of Intent to qualify for a lower sales load, please indicate your expected breakpoint amount. Group Plan Purchases (i.e., Payroll
Deduction Plans (PDP), 403(b)(7), SEP, SAR/SEP) are linked for reduced sales charges.
o  New Letter of Intent
o  Existing Letter of Intent
o  Cumulative Purchases
o  Group Plan Purchases (403(b)(7), SEP, SAR/SEP, PDP)

o $25,000*     o $50,000 o $100,000     o $250,000     o
$500,000


Applicable to Class A Shares only.

  *Not Available for Letter of Intent
9. Representative Information

Representative Code #


Representative Name (Please Print)

Representative Daytime Phone # (____________)     ______

State of Sale
     (must complete only if different from client's resident state.)
10. Beneficiary Information
In the event no Beneficiary is designated, then the Depositor's Beneficiary shall be the spouse, followed by Depositor's descendant's
(per stirpes including adopted children), or if neither spouse nor any descendant is living at the time of the Depositor's death, to the Depositor's estate.

If you desire to designate a different Beneficiary, please complete the section below:

Beneficiary_______________________________________________
__ _______
Relationship
_______________________________________________________
Social Security Number
______________________________________________

Birth Date
11. Signature
The Undersigned certifies that he/she has full authority and is of legal age to purchase shares of the fund selected, has received and read a current prospectus, the Custodial Account Agreement
(IRS form 5305-A and any attachments) and the IRA
Disclosure Statement and agrees to all their terms and accompanying custodial fees incorporated in this brochure.
In the event that I make any rollover contributions to this account, I hereby elect, pursuant to the requirement of Section 1.402(a)(5)-IT of the IRS regulations, to treat these contributions as rollover contributions. If the account will have the PAC or Primerica Life/National
Benefit Life Directed Investment Option, that I agree to the terms of the PAC Indemnification Agreement below. This plan shall be deemed to have been accepted by the Custodian upon receipt of the first transaction statement.
I also acknowledge that I determine the deductibility of any contribution.

I authorize PFS Shareholder Services (hereafter called
"company") to initiate debit entries, electronically, by means of check, draft or by any other commercially acceptable method, to my checking account indicated by the attached check, for deposit to my Smith Barney account(s) and I authorize the depository named on the attached check
(hereafter called "depository") to debit the same to such account. This authority is to remain in full force and effect until company and depository have each received written notification from me of its termination in such time and in such manner as to afford company and depository a reasonable opportunity to act on it. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, depository shall be under no liability whatsoever, regardless of the consequences of such action.


Signature - Owner (Parent/Guardian if Owner is a Minor)
Date
Don't forget to sign this application!
X
Please attach your voided check here if you have selected the PAC Option.

Smith Barney IRA to IRA Transfer Form
Must be Accompanied by a Smith Barney IRA Adoption
Agreement Client Services: 1-800-544-5445
Complete this form with the IRA Adoption Agreement to
transfer your IRA into a Smith Barney IRA and return to
PFS Investments Inc., 3100 Breckinridge Blvd., Bldg. 200,
Duluth, GA  30199-0025. Your present custodian may require
the completion of the following documents prior to
executing your Smith Barney IRA to IRA Transfer: Cash
Surrender Form, Original Contract, and/or Signature
Guarantee. Please contact your present custodian for
specific transfer procedures.
 1. Print your name and address here
_____________________________________________________
Name
_____________________________________________________
Address
___________________________________________________
__ City                          State     Zip
     (                )
___________________________________________________
__ Your Social Security Number   Your Daytime Phone
 2. Please tell us about your present IRA
Transfer from:  (please complete entirely)
____________________________________________________
_ Name of Resigning Trustee or Custodian
                    (                )
____________________________________________________
_ Attention              Telephone Number

____________________________________________________
_ Address of Resigning Trustee or Custodian

____________________________________________________
_ City                          State      Zip
Policy/Account Number
________________________________
 3. Please tell us how to invest your Transfer
     of Assets
o    New Account - Please attach a Smith Barney IRA
Adoption
Agreement and  a PFSI New Account Application. Please
indicate the share class, your social security number and
percentage allocated to each fund. If all transfer
proceeds are deposited into the same fund, the fund
allocation percentage should be 100%.
o    Existing Accounts - Indicate existing account number
and percentage allocated to each account. If all transfer
proceeds are to be deposited into the same account, the
fund allocation percent should be 100%.
Fund      Social Security #/  Percentage
Name      Existing Fund Account #  Allocated
     Share Class (Must Indicate)
     Select only one
Growth Opportunity (700) o A  o B  _________________
_______
Appreciation (710)  o A  o B  _________________
_______ Investment Grade Bond (730)   o A  o B
_________________ _______
               Total     100%
                    _______
 4. Please authorize your current Trustee or Custodian to transfer your IRA to a Smith Barney IRA
To Resigning Trustee or Custodian:
Please liquidate o all, or o part ($___________) of the account listed in Section 2 and transfer the proceeds of liquidation to my Smith Barney IRA. The estimated value is:

$______________________.
o  immediately    o  at maturity* ____________________.
                                maturity date
* Please send us this transfer form at least two weeks prior to maturity date but no earlier than four weeks.
 5. Signature of Client
I understand that my former Trustee or Custodian may have a surrender charge or liquidation penalty when redeeming my account.

_____________________________________________________
Client Signature
Date
An important note: Your Resigning Trustee or Custodian may require your signature to be guaranteed. Please call them for requirements.

_____________________________________________________
Name of Bank or Firm
_____________________________________________________
Signature of Officer and Title

 6. Acceptance by Successor Custodian
Please liquidate and transfer account as instructed in
Section 4. Make check payable and send to address shown above. This account is accepted by PFS Investments Inc.
as Custodian upon placement of authorized signatures in the space below. Should you have any questions, please contact our Client Services Department at 1-800-544-
5445.




(Acceptance Signatures)

_______________________________________________
Account Number (must provide on check)
16084
10.95

Smith Barney
Voluntary Account Application
Client Services 1-800-544-5445
Please print clearly, mail completed applications and make checks payable to:
PFS Shareholder Services, 3100 Breckinridge Blvd., Bldg
200, Duluth, GA 30199-0062
1. Account Registration
Please complete this Section.
Please check the appropriate box indicating how you would like the account registered.
o Individual or o Joint* Account


Name (First, Middle Initial, Last)


Social Security Number                      Birth


Date Joint Owner's Name


Social Security Number                      Birth
Date * Joint Tenants with Right of Survivorship
unless you specify otherwise
(    ) Joint Tenants in Common
o Gift or Transfer to Minor (UGMA/UTMA)



Custodian's Name (First, Middle Initial, Last)


Custodian's Social Security Number
Birth Date



Minor's Name (First, Middle Initial, Last)


Minor's Social Security Number
Birth
Date
o Trust
__________________________________________________________
__ __
Trustee's Name

__________________________________________________________
__ __
Name of Trust Agreement
__________________________________
___________________
Taxpayer Identification Number
Date of Trust
o Other Registration
            (i.e. corporation, non-profit, partnership,
sole proprietorship, etc.)
__________________________________________________________
__ ___________
Registration
__________________________________________________________
__ ___________
Registration
____________________________________
______________________________
Taxpayer Identification Number
Type of Organization
2. Address and Citizenship
We'll need to know this info!
__________________________________________________________
__ ___________
Street or P.O. Box
__________________________________________________________
__ ___________
City, State, Zip
(_____________)___________________________________________
__ ____
Daytime Telephone Number
o U.S. Citizen       oNon-Resident
Alien___________________________________
                                           Specify Country
o Resident Alien
3.   Investment Section
Tell us how much you want to invest, in what share
class... and in what fund(s).
Smith Barney                   Offered at A and B Share
Pricing
o A Share
       (front-end sales
        charge)
o B Share
      (contingent deferred sales
       charge
          PAC Draft Amount
     Amount Enclosed     ($50 min per PAC)
Fund Name and Number:
Growth Opportunity (700) $         $
Appreciation (710)  $         $ Investment Grade
Bond (730)   $         $
Total Amount Enclosed $  ________________________
Total PAC Amount ($50 min. per pac)
$_________________________________
Please indicate PAC start date:
Month_____________
Day________ Year_________
     (1-28)
To establish a PAC, you must attach a voided check from
the bank account that you wish us to draft in the space
provided on the reverse side of this application. All
Dividends and Capital Gains will be reinvested unless
otherwise indicated on the "Additional New Account
Options" form contained in the
prospectus.
4. PAC Automatic Increase Option
If you would like to increase your PAC on a regular basis,
please indicate the dollar amount or percentage and the
interval that you would like between increases.
Please increase my PAC:  o Quarterly    o Semi-Annually
o Annually

Beginning on:  Month _____________ Day ____________ Year
_____________
                                  (1-28)
Please check only 1 box below:
Amount of Increase:      o$10.00   o$25.00   o$50.00
oOther________
Percentage of Increase:  o10% o25% o50% oOther________
5. Primerica Life Directed Investment
Tell us about your Primerica Life/National Benefit Life
Product.
If you have elected a Primerica Life/National Benefit Life
T2000 or Eagle 15 Insurance Policy and wish to have PFS
Shareholder Services begin drafting the amount of your
premium reduction in the 13th month from your bank account,
please indicate below your policy number (if known) or the
social security number of the policyholder and the
month/year you submitted your insurance application.
o T-2000                         o Eagle 15
Primerica Life/National Benefit Life Policy Number:
_________________________________________________________
                               Policy Number/Social
                               Security
Number

Policy Submitted:
     Month/Year
16084
                           10.95
6. Related Account Information
Do you have other Smith Barney Accounts?
o Yes o No

If so, please indicate the account number(s) or social security number of the primary owner.

Acct #         Acct #

Acct #         Acct #

7. Letter of Intent/Reduced Sales Charge
If this purchase qualifies for a reduced sales charge due to the accumulated value in any related account(s) for any Smith Barney Fund, or if you would like to establish a Letter of Intent to qualify for a lower sales load, please check the appropriate box and indicate your expected breakpoint amount. Group Plan Purchases (i.e., Payroll
Deduction Plans, PDP) are linked for reduced sales charge.

o  New Letter of Intent  o  Cumulative Purchases

o  Existing Letter of Intent  o  Group Plan Purchases
(PDP) o $25,000*     o $50,000 o $100,000     o $250,000
o $500,000
Applicable to Class A Shares only.
*Not available for Letter of Intent.
8. Representative Information

Representative Code #

Representative Name (First, Middle Initial, Last)

Representative Daytime Phone # (_____________)


State of Sale
                             (Must complete only
if different from client's resident state.)
9. Signature and PAC Authorization
By my/our signature below, I/we certify, under penalties of perjury, that the social security or taxpayer identification number provided in Section 1 is correct, that I am not subject to nor has the IRS notified me that I am subject to backup withholding, that I have been given a current prospectus, and if the account will have the PAC or Primerica Life/National Benefit Life Directed
Investment Option, that I agree to the terms of the PAC
Indemnification Agreement below.

I/we authorize PFS Shareholder Services (hereafter called
"company") to initiate debit entries, electronically, by means of check, draft or by any other commercially acceptable method, to my (our) checking account indicated by the attached check, for deposit to my Smith Barney account(s) and I authorize the depository named on the attached check (hereafter called "depository") to debit the same to such account. This authority is to remain in full force and effect until company and depository have each received written notification from me (or either of us) of its termination in such time and in such manner as to afford company and depository a reasonable opportunity to act on it. I further agree that if any such debit be dishonored, whether with or without cause and whether intentionally or inadvertently, depository shall be under no liability whatsoever, regardless of the consequences of such action.





Signature - Owner or Custodian     Date


Signature - Joint Owner  Date
Please attach your voided check here if you have selected the PAC Option.
Don't forget to sign this application!